Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	CAD 4,328,000,000	CAD 4,277,000,000
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	587,000,000	603,000,000
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	1,300,000	1,100,000
U.S. plans [Member] | Pension plans [Member] | Fair value measurements [Member]
Disclosure of fair value of plan assets [Line Items]
Total	CAD 2,942,000,000	CAD 2,933,000,000
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	CAD 1,979,000,000	CAD 1,834,000,000
Percentage of fair value measurements	67.00%	62.00%
U.S. plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	CAD 33,000,000	CAD 15,000,000
Percentage of fair value measurements	1.00%	1.00%
U.S. plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	CAD 695,000,000	CAD 825,000,000
Percentage of fair value measurements	24.00%	28.00%
U.S. plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	CAD 235,000,000	CAD 259,000,000
Percentage of fair value measurements	8.00%	9.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [Member]
Disclosure of fair value of plan assets [Line Items]
Total	CAD 587,000,000	CAD 603,000,000
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [Member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	CAD 502,000,000	CAD 427,000,000
Percentage of fair value measurements	85.00%	71.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [Member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	CAD 33,000,000	CAD 19,000,000
Percentage of fair value measurements	6.00%	3.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [Member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	CAD 45,000,000	CAD 150,000,000
Percentage of fair value measurements	8.00%	25.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [Member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	CAD 7,000,000	CAD 7,000,000
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	CAD 0	CAD 0
Canadian plans [Member] | Pension plans [Member] | Fair value measurements [Member]
Disclosure of fair value of plan assets [Line Items]
Total	CAD 1,386,000,000	CAD 1,344,000,000
Percentage of fair value measurements	100.00%	100.00%
Canadian plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	CAD 1,165,000,000	CAD 809,000,000
Percentage of fair value measurements	84.00%	60.00%
Canadian plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	CAD 5,000,000	CAD 21,000,000
Percentage of fair value measurements	1.00%	2.00%
Canadian plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	CAD 212,000,000	CAD 460,000,000
Percentage of fair value measurements	15.00%	34.00%
Canadian plans [Member] | Pension plans [Member] | Fair value measurements [Member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	CAD 4,000,000	CAD 54,000,000
Percentage of fair value measurements	0.00%	4.00%